Summary of Significant Accounting Policies - Acquisitions (Details)	Jun. 30, 2022 $ / shares	Jun. 21, 2022 $ / shares	Jun. 21, 2022 ₪ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares
Business Acquisition [Line Items]
Common stock, par value (in monetary per share) | $ / shares	$ 0.01	$ 0.01		$ 0.01	$ 0.01
Common stock, exchange ratio		1	1
Holders Of RADA's Equity Interests
Business Acquisition [Line Items]
Business combination, percent of ownership after transaction		19.50%	19.50%
RADA Electronic Industries Ltd
Business Acquisition [Line Items]
Common stock, par value (in monetary per share) | ₪ / shares			₪ 0.03
US Holdings
Business Acquisition [Line Items]
Business combination, percent of ownership after transaction		80.50%	80.50%
Business combination, percent of ownership of one time awards		50.00%	50.00%